Lease obligations - Schedule of contractual undiscounted cash flows (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 327,600	$ 390,000	$ 468,000	$ 227,583
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	93,600	62,400	78,000	101,890
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 234,000	$ 327,600	$ 390,000	$ 125,693